Other Liabilities - Workforce Reduction and Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Total amounts accrued for workforce reductions	$ 665	$ 725
Amounts accrued for non-ARO environmental liabilities, Balance Sheet location	Other accrued expenses and liabilities	Other accrued expenses and liabilities
Total amounts accrued for non-ARO environmental liabilities	$ 247	$ 244
Total amounts accrued for ARO liabilities	$ 80	$ 113